Goodwill and Other Intangible Assets - Additional Information (Detail) - USD ($)	3 Months Ended			12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Finite And Indefinite Lived Intangible Assets [Line Items]
Intangible assets, Gross Amount	$ 1,520,461,000	$ 1,364,188,000		$ 1,520,461,000	$ 1,364,188,000
Intangible assets, Accumulated Amortization	653,626,000	593,516,000		653,626,000	593,516,000
Intangible asset amortization expense				73,900,000	74,300,000	$ 72,400,000
Future amortization expense, in 2017	82,200,000			82,200,000
Future amortization expense, in 2018	79,000,000			79,000,000
Future amortization expense, in 2019	76,100,000			76,100,000
Future amortization expense, in 2020	73,700,000			73,700,000
Future amortization expense, in 2021	72,500,000			72,500,000
Impairment of goodwill	0	0	$ 0
Other [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Intangible assets, Gross Amount	62,807,000	23,025,000		62,807,000	23,025,000
Intangible assets, Accumulated Amortization	20,248,000	$ 17,943,000		20,248,000	$ 17,943,000
Other [Member] | Entity Nucor Obtained Control Of [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Intangible assets, Gross Amount	36,300,000			36,300,000
Intangible assets, Accumulated Amortization	$ 2,100,000			$ 2,100,000
Minimum [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Intangible assets, useful life				5 years
Maximum [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Intangible assets, useful life				22 years